Investments (Details 1) - Debt Securities [Member] $ in Millions	Mar. 31, 2015 USD ($)
Contractual Maturities for Available-for-sale investment in debt securities
Available-for-Sale Securities, at cost due within one year	$ 9.0
Available-for-Sale Securities, at cost due in one to five years	43.6
Available-for-Sale Securities, at cost	52.6
Available-for-Sale Securities, Due within one year at fair value	9.0
Available-for-Sale Securities, Due in one to five years at fair value	43.9
Available-for-Sale Securities, at fair value	$ 52.9